Global Atlantic BlackRock Disciplined Core Portfolio
Portfolio of Investments
March 31, 2023

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 1.1%
General Dynamics Corp.	7,588	$1,731,657
Lockheed Martin Corp.	6,527	3,085,509
Textron, Inc.	14,365	1,014,600
		5,831,766
Automobile Components - 0.2%
BorgWarner, Inc.	4,230	207,735
Lear Corp.	7,424	1,035,574
		1,243,309
Automobiles - 1.8%
General Motors Co.	90,796	3,330,397
NIO, Inc., ADR *	63,047	662,624
Tesla, Inc. *	26,053	5,404,956
XPeng, Inc., Class A, ADR *	14,882	165,339
		9,563,316
Banks - 2.2%
Bank of America Corp.	113,750	3,253,250
Citigroup, Inc.	44,528	2,087,918
JPMorgan Chase & Co.	20,030	2,610,109
US Bancorp	14,477	521,896
Wells Fargo & Co.	92,034	3,440,231
		11,913,404
Beverages - 2.2%
Coca-Cola Co. (The)	38,798	2,406,640
PepsiCo, Inc.	53,308	9,718,048
		12,124,688
Biotechnology - 2.3%
AbbVie, Inc.	17,362	2,766,982
Amgen, Inc.	15,012	3,629,151
Biogen, Inc. *	2,146	596,652
Exelixis, Inc. *	8,719	169,236
Gilead Sciences, Inc.	24,191	2,007,127
Incyte Corp. *	16,506	1,192,889
Neurocrine Biosciences, Inc. *	5,161	522,396
Regeneron Pharmaceuticals, Inc. *	1,576	1,294,952
Ultragenyx Pharmaceutical, Inc. *	1,516	60,792
Vertex Pharmaceuticals, Inc. *	308	97,042
Zai Lab Ltd., ADR *	1,952	64,923
		12,402,142
Broadline Retail - 3.4%
Amazon.com, Inc. *	151,753	15,674,568
eBay, Inc.	55,964	2,483,123
Etsy, Inc. *	691	76,929
JD.com, Inc., ADR	8,426	369,817
Vipshop Holdings Ltd., ADR *	5,796	87,983
		18,692,420
Building Products - 0.6%
Allegion PLC	20,979	2,239,089
Trane Technologies PLC	6,878	1,265,414
		3,504,503

	Shares/ Principal	Fair Value

Capital Markets - 2.3%
Bank of New York Mellon Corp. (The)	88,658	$4,028,620
Cboe Global Markets, Inc.	9,753	1,309,243
Charles Schwab Corp. (The)	14,709	770,457
Intercontinental Exchange, Inc.	14,352	1,496,770
LPL Financial Holdings, Inc.	1,251	253,202
Nasdaq, Inc.	1,591	86,980
S&P Global, Inc.	13,275	4,576,822
		12,522,094
Chemicals - 2.1%
Ecolab, Inc.	39,859	6,597,860
FMC Corp.	34,288	4,187,594
Sherwin-Williams Co. (The)	3,483	782,874
		11,568,328
Commercial Services & Supplies - 0.6%
Cintas Corp.	7,074	3,272,998

Communications Equipment - 0.4%
Juniper Networks, Inc.	59,650	2,053,153

Construction & Engineering - 0.7%
AECOM	47,522	4,007,055

Construction Materials - 0.1%
Vulcan Materials Co.	1,559	267,462

Consumer Finance - 1.3%
American Express Co.	37,318	6,155,604
Synchrony Financial	38,394	1,116,498
		7,272,102
Consumer Staples Distribution & Retail - 1.7%
Walmart, Inc.	61,960	9,136,002

Distributors - 0.1%
Genuine Parts Co.	1,232	206,126
LKQ Corp.	5,430	308,207
		514,333
Electric Utilities - 0.6%
Evergy, Inc.	32,353	1,977,415
NRG Energy, Inc.	12,871	441,347
PPL Corp.	34,903	969,954
		3,388,716
Electrical Equipment - 0.4%
AMETEK, Inc.	4,222	613,583
Eaton Corp. PLC	8,622	1,477,294
		2,090,877
Electronic Equipment, Instruments & Components - 0.7%
Flex Ltd. *	134,171	3,087,275
TD SYNNEX Corp.	4,881	472,432
TE Connectivity Ltd.	1,523	199,741
		3,759,448
Entertainment - 0.4%
Activision Blizzard, Inc.	3,988	341,333

Global Atlantic BlackRock Disciplined Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Entertainment (continued)
Bilibili, Inc., ADR *	16,239	$381,616
iQIYI, Inc., ADR *	31,082	226,277
Netflix, Inc. *	2,140	739,327
Warner Bros Discovery, Inc. *	21,317	321,887
		2,010,440
Financial Services - 3.5%
Berkshire Hathaway, Inc., Class B *	14,905	4,602,217
Mastercard, Inc., Class A	15,867	5,766,227
PayPal Holdings, Inc. *	35,993	2,733,308
Visa, Inc., Class A	26,726	6,025,644
		19,127,396
Food Products - 1.2%
Archer-Daniels-Midland Co.	80,904	6,444,813
Kellogg Co.	2,987	200,009
		6,644,822
Ground Transportation - 0.1%
Norfolk Southern Corp.	1,539	326,268
Schneider National, Inc., Class B	7,832	209,506
		535,774
Health Care Equipment & Supplies - 1.9%
Becton Dickinson and Co.	12,207	3,021,721
Boston Scientific Corp. *	112,343	5,620,520
IDEXX Laboratories, Inc. *	2,046	1,023,164
ResMed, Inc.	3,100	678,869
		10,344,274
Health Care Providers & Services - 4.4%
Cigna Corp. (The)	19,515	4,986,668
CVS Health Corp.	84,221	6,258,463
Elevance Health, Inc.	11,721	5,389,433
UnitedHealth Group, Inc.	15,812	7,472,593
		24,107,157
Health Care Technology - 0.0%†
Teladoc Health, Inc. *	5,410	140,119

Hotel & Resort REITs - 0.0%†
Park Hotels & Resorts, Inc.	6,580	81,329

Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment, Inc. *	5,352	261,231
Darden Restaurants, Inc.	23,620	3,664,879
McDonald's Corp.	7,219	2,018,505
Melco Resorts & Entertainment Ltd., ADR *	11,041	140,552
Starbucks Corp.	12,592	1,311,205
Travel + Leisure Co.	55,518	2,176,306
Trip.com Group Ltd., ADR *	4,599	173,244
Yum! Brands, Inc.	4,625	610,870
		10,356,792
Household Durables - 0.1%
TopBuild Corp. *	1,783	371,114

	Shares/ Principal	Fair Value

Household Products - 1.9%
Colgate-Palmolive Co.	38,935	$2,925,965
Procter & Gamble Co. (The)	51,601	7,672,553
		10,598,518
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	22,451	4,290,835

Industrial REITs - 0.9%
Prologis, Inc.	40,808	5,091,614

Insurance - 2.4%
Allstate Corp. (The)	4,713	522,247
Marsh & McLennan Cos., Inc.	36,005	5,996,633
MetLife, Inc.	90,254	5,229,317
Travelers Cos., Inc. (The)	8,624	1,478,240
		13,226,437
Interactive Media & Services - 5.8%
Alphabet, Inc., Class A *	129,409	13,423,595
Alphabet, Inc., Class C *	81,130	8,437,520
Baidu, Inc., ADR *	10,064	1,518,859
Meta Platforms, Inc., Class A *	36,114	7,654,001
Pinterest, Inc., Class A *	6,918	188,654
Snap, Inc., Class A *	29,771	333,733
		31,556,362
IT Services - 0.8%
Accenture PLC, Class A	9,643	2,756,066
Akamai Technologies, Inc. *	2,005	156,991
Gartner, Inc. *	3,575	1,164,628
GDS Holdings Ltd., ADR *	15,010	280,087
		4,357,772
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	30,120	4,166,801
Danaher Corp.	25,776	6,496,583
Thermo Fisher Scientific, Inc.	10,040	5,786,755
		16,450,139
Machinery - 3.8%
Caterpillar, Inc.	2,797	640,066
Cummins, Inc.	5,152	1,230,710
Deere & Co.	14,569	6,015,249
Graco, Inc.	1,378	100,608
Illinois Tool Works, Inc.	22,443	5,463,748
Oshkosh Corp.	568	47,246
Snap-on, Inc.	10,171	2,511,118
Timken Co. (The)	24,384	1,992,660
Xylem, Inc.	23,942	2,506,727
		20,508,132
Media - 1.2%
Comcast Corp., Class A	75,463	2,860,802
Fox Corp., Class A	97,996	3,336,764
Fox Corp., Class B	2,791	87,386
		6,284,952

Global Atlantic BlackRock Disciplined Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Metals & Mining - 0.2%
ArcelorMittal SA	2,798	$84,276
Commercial Metals Co.	4,248	207,727
Reliance Steel & Aluminum Co.	250	64,185
Steel Dynamics, Inc.	7,541	852,586
United States Steel Corp.	3,103	80,988
		1,289,762
Multi-Utilities - 1.2%
CMS Energy Corp.	9,105	558,865
DTE Energy Co.	52,150	5,712,511
NiSource, Inc.	16,172	452,169
		6,723,545
Oil, Gas & Consumable Fuels - 3.6%
BP PLC, ADR	3,010	114,199
Chevron Corp.	59,369	9,686,646
ConocoPhillips	4,599	456,267
EOG Resources, Inc.	9,531	1,092,539
Exxon Mobil Corp.	62,720	6,877,875
Marathon Oil Corp.	8,545	204,738
Valero Energy Corp.	6,056	845,418
Williams Cos., Inc. (The)	3,398	101,464
		19,379,146
Passenger Airlines - 0.2%
Southwest Airlines Co.	28,919	941,024

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	102,684	7,117,028
Eli Lilly and Co.	9,154	3,143,667
Johnson & Johnson	24,857	3,852,835
Merck & Co., Inc.	8,029	854,205
Pfizer, Inc.	75,066	3,062,693
		18,030,428
Professional Services - 0.5%
Automatic Data Processing, Inc.	11,008	2,450,711

Real Estate Management & Development - 0.1%
KE Holdings, Inc., ADR *	19,445	366,344

Residential REITs - 0.7%
Equity Residential	66,204	3,972,240

Retail REITs - 0.5%
Brixmor Property Group, Inc.	2,836	61,031
Kimco Realty Corp.	2,814	54,957
Simon Property Group, Inc.	25,056	2,805,520
		2,921,508
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. *	12,283	1,203,857
Analog Devices, Inc.	38,293	7,552,146
Applied Materials, Inc.	25,053	3,077,260
Broadcom, Inc.	106	68,003
Enphase Energy, Inc. *	476	100,093

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	131,718	$4,303,227
KLA Corp.	2,000	798,340
Lam Research Corp.	224	118,747
MaxLinear, Inc. *	7,492	263,793
Microchip Technology, Inc.	6,606	553,451
NVIDIA Corp.	49,128	13,646,285
NXP Semiconductors NV	2,643	492,853
QUALCOMM, Inc.	8,142	1,038,756
Teradyne, Inc.	4,322	464,658
Texas Instruments, Inc.	4,900	911,449
		34,592,918
Software - 10.8%
Adobe, Inc. *	16,855	6,495,411
Autodesk, Inc. *	4,053	843,673
Cadence Design Systems, Inc. *	1,958	411,356
Fortinet, Inc. *	8,765	582,522
Intuit, Inc.	8,663	3,862,225
Manhattan Associates, Inc. *	14,217	2,201,502
Microsoft Corp.	119,016	34,312,313
RingCentral, Inc., Class A *	13,249	406,347
Salesforce, Inc. *	23,870	4,768,749
ServiceNow, Inc. *	5,832	2,710,247
Splunk, Inc. *	1,815	174,022
Synopsys, Inc. *	2,611	1,008,499
Teradata Corp. *	8,483	341,695
Workday, Inc., Class A *	2,283	471,531
		58,590,092
Specialized REITs - 0.8%
American Tower Corp.	2,652	541,910
Lamar Advertising Co., Class A	3,200	319,648
SBA Communications Corp.	12,360	3,226,825
		4,088,383
Specialty Retail - 3.0%
Best Buy Co., Inc.	15,806	1,237,136
Home Depot, Inc. (The)	17,196	5,074,883
Lowe's Cos., Inc.	24,756	4,950,457
Penske Automotive Group, Inc.	2,476	351,122
TJX Cos., Inc. (The)	61,526	4,821,177
		16,434,775
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	217,808	35,916,539
Dell Technologies, Inc., Class C	45,246	1,819,342
Hewlett Packard Enterprise Co.	167,289	2,664,914
HP, Inc.	60,566	1,777,612
		42,178,407
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. *	3,794	1,381,737

Global Atlantic BlackRock Disciplined Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	8,456	$1,037,044
		2,418,781
Trading Companies & Distributors - 0.2%
Herc Holdings, Inc.	8,006	911,883

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC, ADR	22,433	247,660

Total Common Stocks
(Cost - $430,812,263)		536,749,701
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a) (Cost - $7,888,481)	7,888,481	7,888,481

Total Investments - 99.9%
(Cost - $438,700,744)		$544,638,182
Other Assets Less Liabilities - Net 0.1%		611,380
Total Net Assets - 100.0%		$545,249,562

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	43	6/16/2023	$8,896,163	$457,295